Document and Entity Information	Apr. 11, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001302028
Document Type	8-K/A
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	MANITEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	MI
Entity File Number	001-32401
Entity Tax Identification Number	42-1628978
Entity Address, Address Line One	9725 Industrial Drive
Entity Address, City or Town	Bridgeview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60455
City Area Code	(708)
Local Phone Number	430-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 13, 2022, Manitex International, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Report”) to report the completion of the Company’s acquisition of a 70% equity interest in Rabern Rentals, LLC (previously Rabern Rentals, LP, “Rabern”) pursuant to a Membership Interest Purchase Agreement among the Company, Rabern and Steven Berner. On April 22, 2022, the Company filed an Amendment to Current Report on Form 8-K/A (“Amendment No. 1”). Amendment No. 1 amended the Initial Report to include the following historical financial statements required by Item 9.01 of Form 8-K that were previously omitted from the Initial Report as permitted by Item 9.01(a)(4): the audited consolidated balance sheet of Rabern as of December 31, 2021, the related statements of income, changes in partners’ equity and cash flows for the year ended December 31, 2021, the related notes, and the related report of Lane Gorman Trubitt, LLC, Rabern’s independent registered public accounting firm, which are incorporated by reference as Exhibit 99.1 hereto. This Amendment to Current Report on Form 8-K/A (“Amendment No. 2”) further amends the Initial Report, as amended by Amendment No. 1, to include certain pro forma financial information required by Item 9.01 (a) and (b) of Form 8-K that was previously omitted from the Initial Report as permitted by Item 9.01(a)(4). The pro forma financial information included in this Amendment No. 2 has been presented for informational purposes only. It does not purport to represent the actual results of operations that the Company and Rabern would have achieved had the companies been combined during the periods presented in the pro forma financial information, and is not intended to project the future results of operations that the Company may achieve. Except as described above, all other information in the Initial Report remains unchanged and is incorporated by reference herein.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	MNTX
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ